Consolidated Statements of Financial Position - JPY (¥) ¥ in Millions	Mar. 31, 2024	Mar. 31, 2023
Assets:
Cash and deposits with banks	¥ 78,750,443	¥ 76,465,511
Call loans and bills bought	5,336,280	5,684,812
Reverse repurchase agreements and cash collateral on securities borrowed	14,148,667	11,024,084
Trading assets	6,512,061	4,585,915
Derivative financial instruments	9,909,272	8,649,947
Financial assets at fair value through profit or loss	2,376,129	1,488,239
Investment securities	30,149,837	27,595,598
Loans and advances	121,716,465	111,891,134
Investments in associates and joint ventures	1,552,645	1,141,250
Property, plant and equipment	1,347,093	1,832,241
Intangible assets	1,025,548	905,028
Other assets	8,327,942	6,167,202
Current tax assets	61,175	190,267
Deferred tax assets	58,080	65,810
Total assets	281,271,637	257,687,038
Liabilities:
Deposits	182,097,319	172,927,810
Call money and bills sold	3,138,049	2,569,056
Repurchase agreements and cash collateral on securities lent	20,166,958	17,786,026
Trading liabilities	4,924,490	3,291,089
Derivative financial instruments	11,877,473	10,496,855
Financial liabilities designated at fair value through profit or loss	498,284	414,106
Borrowings	16,107,158	15,371,801
Debt securities in issue	14,075,084	11,984,994
Provisions	231,319	247,344
Other liabilities	11,025,782	8,703,413
Current tax liabilities	170,284	41,649
Deferred tax liabilities	680,339	315,930
Total liabilities	264,992,539	244,150,073
Equity:
Capital stock	2,344,038	2,342,537
Capital surplus	663,265	645,774
Retained earnings	7,769,222	7,199,479
Treasury stock	(167,671)	(151,799)
Equity excluding other reserves	10,608,854	10,035,991
Other reserves	4,070,834	2,629,000
Equity attributable to shareholders of Sumitomo Mitsui Financial Group, Inc.	14,679,688	12,664,991
Non-controlling interests	137,066	106,172
Equity attributable to other equity instruments holders	1,462,344	765,802
Total equity	16,279,098	13,536,965
Total equity and liabilities	¥ 281,271,637	¥ 257,687,038